Derivative Instruments - Schedule of Fair Value of Derivative Instruments (Detail) - CAD ($) $ in Millions		Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Derivative Financial Instruments [Line Items]
Total		$ (30,375)	$ (23,598)
Total fair value - trading derivatives		6,102	(586)
Total fair value - hedging derivatives	[1]	338	(868)
Total fair value - trading and hedging derivatives		6,440	(1,454)
Total		6,440	(1,454)
Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		2,925	1,754
Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(247)	(113)
Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(15)	(3)
Trading Derivatives [Member] | Interest rate contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		667	632
Trading Derivatives [Member] | Interest rate contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(714)	(403)
Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	657	417
Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	346	188
Trading Derivatives [Member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(312)	(203)
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	652	1,011
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(56)	(1,479)
Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		429	(519)
Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(91)	82
Trading Derivatives [Member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		373	270
Trading Derivatives [Member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(456)	(367)
Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		1,947	(1,800)
Trading Derivatives [Member] | Credit Contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		5	(96)
Trading Derivatives [Member] | Credit Contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		(8)	43
Hedging Derivatives [Member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Cash flow hedges - swaps	[3]	2,559	1,272
Fair value hedges - swaps	[3]	(1,139)	(636)
Total swaps	[3]	1,420	636
Hedging Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Fair value hedges		(1)
Cash flow hedges		(1,072)	(1,528)
Total foreign exchange contracts		(1,073)	(1,528)
Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(9)	24
Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(9)	24
Gross assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Less: impact of master netting agreements		(19,302)	(13,538)
Total		17,513	8,606
Gross assets [member] | Fair value trading and hedging derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading and hedging derivatives		36,815	22,144
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		10,510	7,588
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		29	44
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		3	1
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		667	632
Gross assets [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	3,611	2,796
Gross assets [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	346	188
Gross assets [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	2,080	2,394
Gross assets [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	4,151	3,471
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		2,162	754
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		53	122
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		373	270
Gross assets [member] | Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		8,461	1,199
Gross assets [member] | Trading Derivatives [Member] | Fair value trading derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives		32,457	19,508
Gross assets [member] | Trading Derivatives [Member] | Credit Contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		11	2
Gross assets [member] | Trading Derivatives [Member] | Credit Contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts			47
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Cash flow hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[3]	2,602	1,393
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Fair value hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[3]	1,118	799
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Assets swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total swaps	[3]	3,720	2,192
Gross assets [member] | Hedging Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts		638	420
Total foreign exchange contracts		638	420
Gross assets [member] | Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts			24
Gross assets [member] | Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts			24
Gross assets [member] | Hedging Derivatives [Member] | Fair value hedging derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	[1]	4,358	2,636
Gross Liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Less: impact of master netting agreements		19,302	13,538
Total		(11,073)	(10,060)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(7,585)	(5,834)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(276)	(157)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(18)	(4)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(714)	(403)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(2,954)	(2,379)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(312)	(203)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(1,428)	(1,383)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(4,207)	(4,950)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(1,733)	(1,273)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(144)	(40)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(456)	(367)
Gross Liabilities [member] | Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(6,514)	(2,999)
Gross Liabilities [member] | Trading Derivatives [Member] | Fair value trading derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives		(26,355)	(20,094)
Gross Liabilities [member] | Trading Derivatives [Member] | Credit Contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		(6)	(98)
Gross Liabilities [member] | Trading Derivatives [Member] | Credit Contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		(8)	(4)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Cash flow hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[3]	(43)	(121)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Fair value hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[3]	(2,257)	(1,435)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Assets swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total swaps	[3]	(2,300)	(1,556)
Gross Liabilities [member] | Hedging Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Cash flow hedges		(1,710)	(1,948)
Fair value hedges		(1)
Total foreign exchange contracts		(1,711)	(1,948)
Gross Liabilities [member] | Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(9)
Gross Liabilities [member] | Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(9)
Gross Liabilities [member] | Hedging Derivatives [Member] | Fair value hedging derivatives liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	[1]	$ (4,020)	$ (3,504)

[1]	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.
[2]	Gold contracts are included with foreign exchange contracts.
[3]	The fair value of bond futures designated in fair value hedge relationships rounds down to zero as at October 31, 2020 (We held no bond futures as at October 31, 2019).